Long-Term Debt (Details 3) (8% Senior Notes Due 2019 [Member])	12 Months Ended
Dec. 31, 2011
8% Senior Notes Due 2019 [Member]
Redemption Price of 8 % Senior Notes in Long Term Debt
2015	104.00%
2016	102.00%
2017 and thereafter	100.00%